CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
7.	CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments made by the Company and its subsidiaries in the years ended December 31, 2015 and 2014, are classified as trading securities and are measured at their fair values.

(a)	Cash and cash equivalents

	2015	2014
Cash and banks	1,111,840	532,285
Cash equivalents	13,786,223	1,916,921

Total	14,898,063	2,449,206

	2015	2014
Time deposits	10,734,985	205,523
Bank certificates of deposit (CDBs)	1,387,158	920,116
Repurchase agreements	1,637,798	773,487
Other	26,282	17,795
Cash equivalents	13,786,223	1,916,921

(b)	Short-term investments

	2015	2014
Time deposits	1,700,386
Private securities	125,966	111,285
Government securities	101,334	171,415

Total	1,927,686	282,700

Current	1,801,720	171,415
Non-current	125,966	111,285

The Company and its subsidiaries hold short-term investments in Brazil and abroad for the purpose of earning interest on cash, benchmarked to CDI in Brazil, LIBOR for the US dollar-denominated portion, and EURIBOR for the euro-denominated portion.